INTEREST BEARING LOANS AND BORROWINGS - Summary of Movements in Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Debt at beginning of period	$ 2,390,314	$ 2,325,575	$ 2,143,811
Proceeds	1,609,449	651,248	403,868
Repayments	(536,587)	(597,834)	(219,521)
Other			(15)
Debt issuance costs	(42,720)	(23,113)	(24,318)	$ (20,176)
Accrued finance expense	32,393	19,499	9,379	$ 7,805
Debt at end of period	3,456,463	2,390,314	2,325,575
Secured borrowings
Disclosure of detailed information about borrowings [line items]
Debt at beginning of period		0	6,251
Proceeds			3,481
Repayments			(9,717)
Other			(15)
Debt at end of period			0
U.S. dollar denominated floating rate debt
Disclosure of detailed information about borrowings [line items]
Debt at beginning of period	2,184,228	2,130,814	2,089,931
Proceeds	1,509,749	651,248	250,687
Repayments	(402,187)	(597,834)	(209,804)
Other			0
Debt at end of period	3,291,790	2,184,228	2,130,814
U.S. dollar denominated fixed rate debt
Disclosure of detailed information about borrowings [line items]
Debt at beginning of period	209,700	209,700	60,000
Proceeds	99,700	0	149,700
Repayments	(134,400)	0	0
Other			0
Debt at end of period	$ 175,000	$ 209,700	$ 209,700